Financial Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

The financial assets and liabilities comprise the following:

(EUR’000)	June 30, 2025	December 31, 2024
Financial assets by category
Trade receivables	110,452	166,280
Other receivables (excluding indirect tax receivables)	4,421	3,964
Cash and cash equivalents	494,046	559,543
Financial assets measured at amortized cost	608,919	729,787
Total financial assets	608,919	729,787
Classified in the statement of financial position
Non-current assets	2,711	2,317
Current assets	606,208	727,470
Total financial assets	608,919	729,787

Financial liabilities by category
Borrowings
Convertible senior notes	418,073	458,207
Royalty funding liabilities	283,530	305,379
Lease liabilities	90,931	93,030
Trade payables and accrued expenses	93,718	96,394
Other liabilities (excluding indirect tax, and employee related payables)	3,571	311
Financial liabilities measured at amortized cost	889,823	953,321
Derivative liabilities	186,579	150,670
Financial liabilities measured at fair value through profit or loss	186,579	150,670
Total financial liabilities	1,076,402	1,103,991
Classified in the statement of financial position
Non-current liabilities	330,186	365,080
Current liabilities	746,216	738,911
Total financial liabilities	1,076,402	1,103,991

Summary of Fair Value Hierarchy

	June 30, 2025		December 31, 2024
(EUR’000)	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
Convertible senior notes	418,073	411,689	458,207	438,288	3
Royalty funding liabilities	283,530	289,322	305,379	305,673	3
Financial liabilities measured at amortized cost	701,603	701,011	763,586	743,961
Derivative liabilities	186,579	186,579	150,670	150,670	3
Financial liabilities measured at fair value through profit or loss	186,579	186,579	150,670	150,670

Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

(EUR’000)	2025	2024
Derivative liabilities
January 1	150,670	143,296
Remeasurement recognized in finance (income) or expense	35,909	15,763
June 30	186,579	159,059

Summary of Maturity Analysis For Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated interim statements of financial position as of June 30, 2025:

(EUR’000)	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
Financial liabilities
June 30, 2025
Borrowings (excluding lease liabilities)	41,635	899,938	—	941,573	701,603
Lease liabilities	15,270	58,290	29,897	103,457	90,931
Trade payables, accrued expenses and other liabilities	97,289	—	—	97,289	97,289
Total financial liabilities	154,194	958,228	29,897	1,142,319	889,823